Other Financial Assets and Liabilities - Summary of Financial Assets Held for Trading (Detail) - Financial assets at fair value through profit or loss, classified as held for trading, category [member] - KRW (₩)
₩ in Millions
12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [Line Items]
Valuation gains		₩ 33
Valuation losses	₩ 3,078		₩ 2,006